Significant Events (Tables)	12 Months Ended
Dec. 31, 2019
Significant Events
Schedule of senior bonds

During the year ended December 31, 2019 the Bank has issued senior bonds int the amount of AUD 185,000,000, EUR 65,000,000 and CHF 250,000,000, debt issuance information is included in Note 19.

Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Amount	Maturity date
EUR	EUR	7	1,09%	02-01-2019	40,000,000	07-02-2026
EUR	EUR	15	1,25%	11-26-2019	25,000,000	01-03-2022
Total	EUR				65,000,000
AUD	AUD	15	3,66%	05-13-2019	22,000,000	20-05-2034
AUD	AUD	5	1,13%	07-11-2019	20,000,000	11-07-2024
AUD	AUD	5	1,13%	07-17-2019	28,000,000	17-07-2024
AUD	AUD	5	1,13%	07-17-2019	15,000,000	17-07-2024
AUD	AUD	20	3,05%	08-30-2019	75,000,000	28-02-2039
AUD	AUD	15	3,16%	11-12-2019	12,000,000	20-11-2034
AUD	AUD	15	2,91%	11-21-2019	13,000,000	27-11-2034
Total	AUD				185,000,000
CHF	CHF	5	0,38%	03-12-2019	150,000,000	27-09-2024
CHF	CHF	10	0,14%	08-29-2019	100,000,000	29-08-2029
Total	CHF				250,000,000

Schedule of repurchase of bonds

The Bank has conducted the following repurchase of bonds as of December 31, 2019:

Date	Series	Currency	Amount
02-12-2019	Senior	CLP	10,000,000,000
02-14-2019	Senior	CLP	30,000,000,000
02-19-2019	Senior	CLP	4,200,000,000
02-22-2019	Senior	CLP	14,240,000,000
02-22-2019	Senior	CLP	30,000,000
02-22-2019	Senior	CLP	10,000,000
03-01-2019	Senior	CLP	11,800,000,000
03-04-2019	Senior	CLP	40,080,000,000
03-05-2019	Senior	CLP	20,000,000,000
03-15-2019	Senior	UF	156,000
03-19-2019	Senior	UF	418,000
03-20-2019	Senior	CLP	6,710,000,000
03-20-2019	Senior	UF	154,000
03-21-2019	Senior	UF	100,000
03-25-2019	Senior	UF	100,000
03-26-2019	Senior	UF	90,000
04-08-2019	Senior	CLP	3,950,000,000
04-10-2019	Senior	UF	409,000
04-16-2019	Senior	UF	55,000
04-17-2019	Senior	CLP	130,000,000
04-18-2019	Senior	CLP	330,000,000
05-16-2019	Senior	CLP	14,880,000,000
05-16-2019	Senior	UF	9,000
06-13-2019	Senior	UF	1,000
10-01-2019	Senior	CLP	10,960,000,000
10-02-2019	Senior	CLP	100,000,000
10-04-2019	Senior	CLP	60,000,000
11-05-2019	Senior	CLP	15,220,000,000
11-07-2019	Senior	CLP	3,620,000,000
11-13-2019	Senior	CLP	5,320,000,000
11-14-2019	Senior	UF	2,977,000
11-28-2019	Senior	UF	340,000
12-02-2019	Senior	UF	105,000